Financial instrument related costs and other	3 Months Ended
Nov. 30, 2021
Financial Instrument Related Costs And Other
Financial instrument related costs and other

19.	Financial instrument related costs and other

Three months ended November 30,	2021	2020
Gain on derivative warrant liabilities (Note 12)	$208	$237
Change in fair value of convertible debentures	-	(668)
Accretion on asset retirement obligation	(34)	(34)
Transaction costs on convertible debenture	-	(42)
Withholding tax costs	-	(1)
Total financial instrument related costs and other	$174	$(508)